Receivables	6 Months Ended
Jun. 30, 2020
Receivables
Receivables

4.Receivables

	June 30,	December 31,
	2020	2019
Trade receivable	$30,165	$14,986
GST receivable	63,543	47,428
Scientific research and experimental development tax credits receivable	—	249,111
Other receivables	113,720	129,405
	$207,428	$440,930